INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Current tax expense:
U.S. federal					$ 7,190	$ 7,440	$ 37,406
State					2,316	379	17
Foreign					247	46
Total current tax expense					9,753	7,865	37,423
Deferred tax expense (benefit):
U.S. federal					3,298	8,915	(19,960)
State					(1,172)	(114)	(966)
Foreign					(27)	(8)
Total deferred tax expense (benefit)					2,099	8,793	(20,926)
Income tax expense	$ 7,080	$ 3,125	$ 14,824	$ 7,161	$ 11,852	$ 16,658	$ 16,497